Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Leases [Abstract]
2026	$ 11,146
2027	9,687
2028	8,609
2029	7,815
2030	7,280
Thereafter	18,788
Total minimum lease payments	63,325
Less: amount of total minimum lease payments representing interest	(17,767)
Present value of future total minimum lease payments	45,558
Less: current portion of lease liabilities	6,929	$ 6,430
Long-term lease liabilities	$ 38,629	$ 59,881